GAINS/(LOSSES) ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET- FINANCIAL ITEMS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Financing arrangement fees and other related costs	$ (9,340)	$ (1,201)	$ (1,409)
Amortization of debt guarantees	2,657	2,569	4,111
Foreign exchange gain/(loss) on operations	1,598	(384)	(3,107)
Other	295	291	152
Other financial items, net	(5,380)	$ 693	$ (557)
Corporate bilateral facility
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Financing arrangement fees and other related costs	(4,900)
7% Unsecured Bonds, Maturing Oct 2025
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Financing arrangement fees and other related costs	(2,300)
Corporate RCF
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Financing arrangement fees and other related costs	$ (1,400)